SHARE BASED PAYMENTS (Details 1)	3 Months Ended
	Mar. 31, 2023 USD ($) $ / shares shares	Aug. 31, 2022 $ / shares	Feb. 28, 2022 $ / shares	Feb. 15, 2022 $ / shares
Statement [Line Items]
Options Outstanding	20,205,958
Options Exercisable	14,498,955
Weighted Average Grant Date Fair Value Vested | $	$ 2,307,214
Weighted Average Remaining Life In Years	3 years 8 months 15 days
Exercise Price | (per share)	$ 0.20	$ 0.18	$ 0.35	$ 0.35
Exercise Price Range 18 [Member]
Statement [Line Items]
Options Outstanding	1,000,000
Options Exercisable	281,250
Weighted Average Grant Date Fair Value Vested | $	$ 28,153
Weighted Average Remaining Life In Years	9 years 10 months 28 days
Exercise Price | $ / shares	$ 0.13
Expiry Date	Feb. 22, 2033
Exercise Price Range 15 [Member]
Statement [Line Items]
Options Outstanding	312,500
Options Exercisable	312,500
Weighted Average Grant Date Fair Value Vested | $	$ 16,348
Weighted Average Remaining Life In Years	4 years 5 months 1 day
Exercise Price | $ / shares	$ 0.20
Expiry Date	Aug. 31, 2027
Exercise Price Range 1 [Member]
Statement [Line Items]
Options Outstanding	34,483
Options Exercisable	34,483
Weighted Average Grant Date Fair Value Vested | $	$ 1,816
Weighted Average Remaining Life In Years	6 months
Exercise Price | $ / shares	$ 0.61
Expiry Date	Oct. 01, 2023
Exercise Price Range 2 [Member]
Statement [Line Items]
Options Outstanding	350,000
Options Exercisable	350,000
Weighted Average Grant Date Fair Value Vested | $	$ 42,771
Weighted Average Remaining Life In Years	1 year 29 days
Exercise Price | $ / shares	$ 0.41
Exercise Price Range 3 [Member]
Statement [Line Items]
Options Outstanding	925,000
Options Exercisable	925,000
Weighted Average Grant Date Fair Value Vested | $	$ 252,521
Weighted Average Remaining Life In Years	2 years 7 months 28 days
Exercise Price | $ / shares	$ 0.48
Expiry Date	Nov. 25, 2025
Exercise Price Range 4 [Member]
Statement [Line Items]
Options Outstanding	2,000,000
Options Exercisable	2,000,000
Weighted Average Grant Date Fair Value Vested | $	$ 283,601
Weighted Average Remaining Life In Years	2 years 9 months 25 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Jan. 22, 2026
Exercise Price Range 5 [Member]
Statement [Line Items]
Options Outstanding	250,000
Options Exercisable	250,000
Weighted Average Grant Date Fair Value Vested | $	$ 43,985
Weighted Average Remaining Life In Years	2 years 10 months 28 days
Exercise Price | $ / shares	$ 0.50
Expiry Date	Feb. 24, 2026
Exercise Price Range 6 [Member]
Statement [Line Items]
Options Outstanding	500,000
Options Exercisable	500,000
Weighted Average Grant Date Fair Value Vested | $	$ 84,507
Weighted Average Remaining Life In Years	2 years 11 months 1 day
Exercise Price | $ / shares	$ 0.47
Expiry Date	Mar. 02, 2026
Exercise Price Range 7 [Member]
Statement [Line Items]
Options Outstanding	1,000,000
Options Exercisable	1,000,000
Weighted Average Grant Date Fair Value Vested | $	$ 155,354
Weighted Average Remaining Life In Years	2 years 11 months 15 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Mar. 16, 2026
Exercise Price Range 8 [Member]
Statement [Line Items]
Options Outstanding	1,100,000
Options Exercisable	975,000
Weighted Average Grant Date Fair Value Vested | $	$ 133,838
Weighted Average Remaining Life In Years	3 years 29 days
Exercise Price | $ / shares	$ 0.47
Expiry Date	Apr. 28, 2026
Exercise Price Range 9 [Member]
Statement [Line Items]
Options Outstanding	2,300,000
Options Exercisable	2,300,000
Weighted Average Grant Date Fair Value Vested | $	$ 392,038
Weighted Average Remaining Life In Years	3 years 3 months 7 days
Exercise Price | $ / shares	$ 0.51
Expiry Date	Jul. 05, 2026
Exercise Price Range 10 [Member]
Statement [Line Items]
Options Outstanding	6,396,475
Options Exercisable	3,770,722
Weighted Average Grant Date Fair Value Vested | $	$ 776,238
Weighted Average Remaining Life In Years	3 years 5 months 23 days
Exercise Price | $ / shares	$ 0.44
Expiry Date	Sep. 21, 2026
Exercise Price Range 11 [Member]
Statement [Line Items]
Options Outstanding	200,000
Options Exercisable	100,000
Weighted Average Grant Date Fair Value Vested | $	$ 8,715
Weighted Average Remaining Life In Years	3 years 10 months 17 days
Exercise Price | $ / shares	$ 0.35
Expiry Date	Feb. 16, 2027
Exercise Price Range 12 [Member]
Statement [Line Items]
Options Outstanding	1,150,000
Options Exercisable	1,150,000
Weighted Average Grant Date Fair Value Vested | $	$ 35,883
Weighted Average Remaining Life In Years	3 years 11 months 1 day
Exercise Price | $ / shares	$ 0.35
Expiry Date	Mar. 01, 2027
Exercise Price Range 13 [Member]
Statement [Line Items]
Options Outstanding	950,000
Options Exercisable	550,000
Weighted Average Grant Date Fair Value Vested | $	$ 14,090
Weighted Average Remaining Life In Years	3 years 11 months 23 days
Exercise Price | $ / shares	$ 0.35
Expiry Date	Mar. 24, 2027
Exercise Price Range 14 [Member]
Statement [Line Items]
Options Outstanding	1,287,500
Options Exercisable	0
Weighted Average Grant Date Fair Value Vested | $	$ 31,329
Weighted Average Remaining Life In Years	4 years 5 months 1 day
Exercise Price | $ / shares	$ 0.18
Expiry Date	Aug. 31, 2027
Exercise Price Range 16 [Member]
Statement [Line Items]
Options Outstanding	250,000
Options Exercisable	0
Weighted Average Grant Date Fair Value Vested | $	$ 4,289
Weighted Average Remaining Life In Years	4 years 5 months 15 days
Exercise Price | $ / shares	$ 0.13
Expiry Date	Sep. 14, 2027
Exercise Price Range 17 [Member]
Statement [Line Items]
Options Outstanding	200,000
Options Exercisable	0
Weighted Average Grant Date Fair Value Vested | $	$ 1,738
Weighted Average Remaining Life In Years	4 years 7 months 24 days
Exercise Price | $ / shares	$ 0.20
Expiry Date	Nov. 21, 2027